Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Parenthetical) (Detail)	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate	3.72%	3.72%	4.57%